Share Based Compensation - Expense allocation within the Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 2,883	$ 3,698
Share-Based Payment Arrangement, Expense, Tax Benefit	356	431
Share-Based Payment Arrangement, Expense, after Tax	2,527	3,267
Cost of revenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	(98)	142
General and Administrative Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	3,114	3,186
Research and Development Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	(226)	337
Selling and Marketing Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 93	$ 33